Financing receivables, net - Movement of the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of the year	¥ 583	¥ 20,544	¥ 23,183
Additions/(Reversal)	(1,934)	45,090	33,942
(Charge-offs)/Charge-offs reversal	4,008	(65,051)	(54,051)
Balance at end of the year	¥ 2,657	¥ 583	20,544
Ganzhou Micro Finance [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Additions/(Reversal)			¥ 17,470